Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CAD Counterparty	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Percentage of increase/(decrease) in interest rate	(1.00%)
Transmission business' annual net income	CAD (20,000,000)	CAD (20,000,000)
Distribution business' annual net income	CAD (13,000,000)	(10,000,000)
Deemed regulatory capital debt percentage	60.00%
Deemed regulatory capital equity percentage	40.00%
Provision for bad debts	CAD 61,000,000	66,000,000	CAD 36,000,000
Counterparty credit risk exposure on the fair value	CAD 1,000,000	3,000,000
Number of counterparties | Counterparty	1
Accounts payable and accrued liabilities	CAD 743,000,000	784,000,000
Long-term debt in principal amount	CAD 8,723,000,000	CAD 8,923,000,000
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, Period	60 days	60 days
Revolving Standby Facilities [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Commercial paper program debt	CAD 2,300,000,000
Customer Concentration Risk [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accounts receivable	CAD 0.00	CAD 0.00
Variable Interest Rate [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Percentage of increase/(decrease) in interest rate	10.00%	10.00%
Impact on net income	CAD 0	CAD 0
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, Percentage	6.00%	6.00%